Percentage of Awards to Vest (Detail) - Restricted Stock	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
TSR Rank 1-3
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Percentage of Awards to Vest	100.00%	100.00%	100.00%
TSR Rank 4 - 6
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Percentage of Awards to Vest	75.00%	75.00%	75.00%
TSR Rank 7 - 10
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Percentage of Awards to Vest	50.00%	50.00%	50.00%
TSR Rank 11 - 13
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Percentage of Awards to Vest	25.00%	25.00%	25.00%
TSR Rank 14 - 16
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Percentage of Awards to Vest	0.00%	0.00%	0.00%